EQUITY (Narrative) (Details) (USD $)	1 Months Ended										12 Months Ended
	Jul. 26, 2012	Jun. 19, 2012	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Mar. 24, 2010	Feb. 25, 2009	Jul. 18, 2008	Apr. 02, 2007	Jan. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from issuance of shares	$ 1,867,000	$ 147,500
Shares sold	644,034	50,000						140,056	805,000	425,000
Shares sold, price per share	$ 2.9	$ 2.95								$ 11.0
Number of shares authorized by warrant									402,500	212,500
Exercise price of warrant									12.6	13.0
Warrant term									5 years
Grant period											5 years
Vesting period			4 years	3 years	3 years		4 years				4 years
Options available for grant											432,712
Options granted, weighted-average grant date fair value												$ 6.91	$ 3.86
Options vested, weighted-average grant date fair value											504,000
Unrecognized compensation costs											87,000
Unrecognized compensation costs, recognition period											1 year 1 month 10 days
Number of shares to be converted							15,000
Options granted			10,000	246,984	3,000	40,000	166,750
Exercise price			$ 4.8	$ 7.0	$ 7.0	$ 3.14	$ 3.14
Amortization of stock compensation						23,000					265,000	515,000	121,000
Dividends to non-controlling interests											1,215,000	1,595,000	2,250,000
Minimum [Member]
Exercise price							$ 7.01
Maximum [Member]
Exercise price							$ 11.24
Shagrir Systems Limited [Member]
Ownership interest											54.48%
Dividends											2,669,000
Dividends to non-controlling interests											$ 1,215,000
DBSI [Member]
Number of shares acquired		2,237,191
Ownership interest	49.86%	45.55%